Severance And Facility Exiting Reserves	12 Months Ended
Dec. 31, 2013
Severance And Facility Exiting Reserves [Abstract]
Severance And Facility Exiting Reserves

NOTE 26 — SEVERANCE AND FACILITY EXITING LIABILITIES

The following table summarizes liabilities (pre-tax) related to closing facilities and employee severance:

Severance and Facility Exiting Liabilities (dollars in millions)

	Severance		Facilities
	Number of Employees	Liability	Number of Facilities	Liability	Total Liabilities
December 31. 2011	79	$ 3.5	19	$ 44.8	$ 48.3
Additions and adjustments	193	20.5	5	3.4	23.9
Utilization	(209)	(16.7)	(8)	(9.4)	(26.1)
December 31. 2012	63	7.3	16	38.8	46.1
Additions and adjustments	274	33.4	3	3.7	37.1
Utilization	(212)	(23.0)	(3)	(9.2)	(32.2)
December 31, 2013	125	$ 17.7	16	$ 33.3	$ 51.0

CIT continued to implement various organization efficiency and cost reduction initiatives, such as our international rationalization activities.  The severance additions primarily relate to employee termination benefits incurred in conjunction with these initiatives. The facility additions primarily relate to location closings and consolidations in connection with these initiatives.  These additions, along with charges related to accelerated vesting of equity and other benefits, were recorded as part of the $36.9 million and $22.7 million provisions for the years ended December 31, 2013 and 2012, respectively.